Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies[Abstract]
Schedule of Future Minimum Payments Under Operating Leases

As of December 31, 2012, the Group had the following operating lease obligations falling due:

Amount
US$
2013	2,278,474
2014	2,120,722
2015	2,091,688
2016	290,071
2017 and thereafter	196,849

Total	6,977,804

Schedule of Capital Lease Obligations

As of December 31, 2012, the Company is contractually committed to pay the following amounts:

Amount
US$
2013	3,385,678
2014	4,514,238
2015	4,514,238
2016	4,514,238
2017 and thereafter	19,185,510

Total	36,113,902

Schedule of Purchase Commitments

As of December 31, 2012, the Group had outstanding commitments with respect to non-cancelable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	226,778,420